Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

June 30, 2013
Customer contracts	$12,081
Accumulated amortization	(6,556)
Intangible assets, net	$5,525